Ordinary share (Tables)	12 Months Ended
Dec. 31, 2017
Ordinary Share Tables
Shares outstanding
	2017	2016
Shares issued	2,229,609	2,229,609
Less: shares under treasury stock	(167,700)	(167,700)
	2,061,909	2,061,909